Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 424,477	¥ 357,938
Downward adjustments and impairments	13,456	11,002
Upward adjustments	¥ 13,798	¥ 13,764